Earnings per share and shareholders' equity (Q3)	9 Months Ended
Sep. 30, 2025
Earnings Per Share [Abstract]
Earnings per share and shareholders' equity	Earnings per share and shareholders’ equity
Basic earnings per share is computed by dividing net income attributable to the Company by the weighted-average number of shares outstanding during the applicable period. Diluted earnings per share is computed by dividing net income attributable to the Company by the total of the weighted-average number of shares outstanding during the applicable period, plus the effect of dilutive securities. The computation of diluted earnings per share excludes the effect of the potential exercise of share-based awards, when the effect of the potential exercise would be antidilutive.
On the Separation and Distribution Date, the Company distributed 553,082,069 shares to Parent shareholders in connection with the Spin-off. This amount is based on 566,875,513 Parent shares outstanding at the Separation and Distribution Date. The 13,793,444 shares not distributed to Parent shareholders are held by the Company as treasury stock. The treasury stock was contributed for no consideration and is recorded on the balance sheet with no cost basis. The calculation for basic and diluted earnings per share for any period presented prior to the Spin-off were based on the number of shares outstanding on the Separation and Distribution Date and have been retrospectively presented. For periods prior to the Spin-off, it is assumed that there are no dilutive equity instruments as there were no Company share-based awards outstanding at the time.
The calculation of basic and diluted earnings per share for the three and nine months ended September 30, 2025 and 2024 was as follows:

	For the three months ended September 30,		For the nine months ended September 30,
(In millions, except per share data)	2025	2024	2025	2024
Numerator:
Net income	$543	$552	$884	$981
Net loss attributable to noncontrolling interest	2	1	3	2
Net income attributable to the Company	$545	$553	$887	$983
Denominator:
Basic weighted-average number of shares outstanding	553.1	553.1	553.1	553.1
Dilutive effect of share-based awards	0.8	—	0.3	—
Diluted weighted-average number of shares outstanding	553.9	553.1	553.4	553.1

	For the three months ended September 30,		For the nine months ended September 30,
(In millions, except per share data)	2025	2024	2025	2024
Earnings per share
Basic	$0.99	$1.00	$1.60	$1.78
Diluted	$0.98	$1.00	$1.60	$1.78